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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [ ]; Amendment Number:  _____
   This Amendment (Check only one):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Walter Capital Management LLP
Address:    St Martin's Court 4 Fl.
            10 Paternoster Row
            London, EC4M 7EJ England

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter Nussbaum
Title:            Director of Managing Member
Phone:            203 890 2094

Signature, Place, and Date of Signing:

       /s/ Peter Nussbaum                Stamford, CT         February 14, 2006
--------------------------------         -------------        -----------------
            [Signature]                  [City, State]              [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 1
                                                            -------------

Form 13F Information Table Entry Total:                           15*
                                                            -------------

Form 13F Information Table Value Total:                      $  41,493
                                                            -------------
                                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.     Form 13F File Number        Name

     1      28-4043                     S.A.C. Capital Advisors, LLC
    ---     -------------





* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by the Other Included Managers are listed herein.

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SAC 13F PROCESSING - 13F REPORT FOR BUS DATE 12/31/2005 AND
REPORT GROUP GLOBALINVESTMENTS

                              TITLE OF            VALUE     SHARES OR       SHRS/  PUT / INVESTMENT     OTHER    VOTING AUTHORIZED
     NAME OF ISSUER             CLASS    CUSIP  (X$1000)  PRINCIPLE AMOUNT  PRN    CALL  DISCRETION    MANAGER        SHARES
     --------------             -----    -----  --------  ----------------  ---    ----  ------------  -------        ------

A D C TELECOMMUNICATIONS       Common  000886309   2,234     100,000 Shrs                Shared-Defined   1        100,000
AVANEX CORP                    Common  05348W109   1,370   1,000,000 Shrs                Shared-Defined   1      1,000,000
CONOCOPHILLIPS                 Common  20825C104  13,091     225,000 Shrs                Shared-Defined   1        225,000
DOW CHEM CO                    Common  260543103   2,016      46,000 Shrs                Shared-Defined   1         46,000
DRESSER-RAND GROUP INC         Common  261608103   1,209      50,000 Shrs                Shared-Defined   1         50,000
FEDERATED DEPT STORES INC DE   Common  31410H101   1,327      20,000 Shrs                Shared-Defined   1         20,000
MITTAL STEEL CO N V            Common  60684P101   5,266     200,000 Shrs                Shared-Defined   1        200,000
PATTERSON UTI ENERGY INC       Common  703481101   4,119     125,000 Shrs                Shared-Defined   1        125,000
SOUTHWESTERN ENERGY CO         Common  845467109   2,696      75,000 Shrs                Shared-Defined   1         75,000
SUNTECH PWR HLDGS CO LTD       Common  86800C104   1,226      45,000 Shrs                Shared-Defined   1         45,000
TELESP CELULAR PART S A        Common  87952L108   2,093     553,700 Shrs                Shared-Defined   1        553,700
TEXAS REGL BANCSHARES INC      Common  882673106   2,123      75,000 Shrs                Shared-Defined   1         75,000
TRONOX INC                     Common  897051108   1,307     100,000 Shrs                Shared-Defined   1        100,000
WORLDSPACE INC                 Common  981579105     392      26,998 Shrs                Shared-Defined   1         26,998
YANKEE CANDLE INC              Common  984757104   1,024      40,000 Shrs                Shared-Defined   1         40,000